Federated Hermes Ultrashort Bond Fund
Portfolio of Investments
June 30, 2022 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES—45.8%
	Auto Receivables—24.3%
$ 2,590,000	AmeriCredit Automobile Receivables Trust 2019-3, Class D, 2.580%, 9/18/2025	$ 2,539,429
2,000,000	AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	1,944,212
5,320,000	AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	5,146,865
6,000,000	AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	5,728,006
17,825,000	AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	16,903,753
27,000,000	AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	25,335,978
15,500,000	AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	14,611,538
1,277,589	Canadian Pacer Auto Receivable 2020-1A, Class A3, 1.830%, 7/19/2024	1,269,645
18,002,000	Canadian Pacer Auto Receivable 2021-1A, Class B, 1.120%, 12/21/2026	16,734,409
7,000,000	Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	6,982,167
9,500,000	CarMax Auto Owner Trust 2021-1, Class B, 0.740%, 10/15/2026	8,887,745
800,000	CarMax Auto Owner Trust 2021-1, Class C, 0.940%, 12/15/2026	748,618
1,750,000	CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	1,643,506
7,000,000	CarMax Auto Owner Trust 2021-3, Class B, 1.000%, 3/15/2027	6,561,910
12,075,000	CarMax Auto Owner Trust 2021-3, Class C, 1.250%, 5/17/2027	11,270,483
5,600,000	CarMax Auto Owner Trust 2021-3, Class D, 1.500%, 1/18/2028	5,221,637
13,009,720	Carvana Auto Receivables Trust 2021-N3, Class A1, 0.350%, 6/12/2028	12,738,041
469,439	Carvana Auto Receivables Trust 2021-N3, Class N, 2.530%, 6/12/2028	469,292
1,964,396	Carvana Auto Receivables Trust 2021-P3, Class N, 1.990%, 9/11/2028	1,962,006
3,461,859	Carvana Auto Receivables Trust 2021-P4, Class N, 2.150%, 9/11/2028	3,442,463
15,815,515	Chase Auto Credit Linked Notes 2020-2, Class B, 0.840%, 2/25/2028	15,574,344
1,345,969	Chase Auto Credit Linked Notes 2020-2, Class C, 1.139%, 2/25/2028	1,326,859
2,240,076	Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	2,211,463
3,946,979	Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	3,862,376
2,894,451	Chase Auto Credit Linked Notes 2021-1, Class E, 2.365%, 9/25/2028	2,843,922
10,066,736	Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	9,791,842
5,048,855	Chase Auto Credit Linked Notes 2021-2, Class C, 0.969%, 12/26/2028	4,886,415
4,491,313	Chase Auto Credit Linked Notes 2021-2, Class D, 1.138%, 12/26/2028	4,349,558
2,477,966	Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	2,418,825
14,517,897	Chase Auto Credit Linked Notes 2021-3, Class B, 0.760%, 2/26/2029	14,017,386
3,794,450	Chase Auto Credit Linked Notes 2021-3, Class C, 0.860%, 2/26/2029	3,653,484
1,715,751	Chase Auto Credit Linked Notes 2021-3, Class E, 2.102%, 2/26/2029	1,662,281
1,491,049	Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	1,486,965
163,907	Drive Auto Receivables Trust 2019-4, Class C, 2.510%, 11/17/2025	163,857
2,648,601	Drive Auto Receivables Trust 2020-1, Class C, 2.360%, 3/16/2026	2,644,366
8,600,000	Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	8,504,261
11,185,000	Drive Auto Receivables Trust 2021-1, Class C, 1.020%, 6/15/2027	10,865,280
410,758	Drive Auto Receivables Trust 2021-2, Class A2, 0.360%, 5/15/2024	410,521
42,000,000	Drive Auto Receivables Trust 2021-2, Class B, 0.580%, 12/15/2025	41,311,118
47,000,000	Drive Auto Receivables Trust 2021-2, Class C, 0.870%, 10/15/2027	44,748,343
35,800,000	Enterprise Fleet Financing LLC 2021-3, Class A2, 0.770%, 8/20/2027	34,459,503
11,500,000	Ford Credit Auto Lease Trust 2020-B, Class B, 1.000%, 11/15/2023	11,417,517
6,750,000	Ford Credit Auto Lease Trust 2020-B, Class C, 1.700%, 2/15/2025	6,684,909
15,000,000	Ford Credit Auto Lease Trust 2021-A, Class B, 0.470%, 5/15/2024	14,627,137
5,000,000	Ford Credit Auto Lease Trust 2021-A, Class C, 0.780%, 9/15/2025	4,865,025

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 6,600,000		Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	$ 6,564,257
5,000,000		Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	4,970,351
5,850,000		Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	5,770,972
5,000,000		Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	4,614,824
4,280,000		Ford Credit Auto Owner Trust 2020-C, Class C, 1.040%, 5/15/2028	4,051,623
2,565,000		Ford Credit Auto Owner Trust 2021-A, Class C, 0.830%, 8/15/2028	2,406,567
4,159,021		Ford Credit Auto Owner Trust 2022-A, Class A2, 0.730%, 9/15/2024	4,114,143
5,000,000	[1]	Ford Credit Floorplan Master Owner Trust 2019-3, Class A2, 1.924% (1-month USLIBOR +0.600%), 9/15/2024	5,002,611
14,000,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class B, 0.980%, 9/15/2025	13,533,775
14,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	14,037,583
17,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	17,059,572
2,450,000		General Motors 2020-1, Class B, 1.030%, 8/15/2025	2,372,069
1,440,000		General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,400,320
13,000,000		General Motors 2020-2, Class A, 0.690%, 10/15/2025	12,509,760
5,750,000		General Motors 2020-2, Class B, 0.960%, 10/15/2025	5,538,945
4,000,000		General Motors 2020-2, Class C, 1.310%, 10/15/2025	3,858,118
3,000,000		GM Financial Automobile Leasing Trust 2020-2, Class C, 2.560%, 7/22/2024	2,992,045
7,840,000		GM Financial Automobile Leasing Trust 2020-2, Class D, 3.210%, 12/20/2024	7,819,587
9,000,000		GM Financial Automobile Leasing Trust 2020-3, Class D, 1.710%, 2/20/2025	8,879,306
9,640,000		GM Financial Automobile Leasing Trust 2021-1, Class C, 0.700%, 2/20/2025	9,297,992
10,000,000		GM Financial Automobile Leasing Trust 2021-1, Class D, 1.010%, 7/21/2025	9,671,895
8,000,000		GM Financial Automobile Leasing Trust 2021-2, Class C, 1.010%, 5/20/2025	7,649,458
22,750,000		GM Financial Automobile Leasing Trust 2021-3, Class C, 1.030%, 7/21/2025	21,547,103
3,275,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,280,712
9,000,000		GM Financial Securitized Term 2019-3, Class C, 2.620%, 1/16/2025	8,954,024
3,350,000		GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	3,203,336
2,000,000		GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,936,493
8,400,000		GM Financial Securitized Term 2021-1, Class A3, 0.350%, 10/16/2025	8,200,125
1,675,000		GM Financial Securitized Term 2021-1, Class B, 0.750%, 5/17/2027	1,577,652
1,375,000		GM Financial Securitized Term 2021-1, Class C, 1.040%, 5/17/2027	1,299,461
4,250,000		GM Financial Securitized Term 2021-3, Class B, 0.970%, 8/16/2027	3,951,535
144,315		Harley-Davidson Motorcycle Trust 2019-A, Class A3, 2.340%, 2/15/2024	144,312
5,560,000		Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,554,485
6,473,978		Honda Auto Receivables Owner Trust 2019-1, Class A4, 2.900%, 6/18/2024	6,475,019
471,402		Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	471,443
4,375,000		Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.120%, 5/15/2024	4,374,612
6,100,000		Hyundai Auto Lease Securitization Trust 2020-B, Class B, 0.810%, 10/15/2024	6,009,033
30,000,000		Hyundai Auto Lease Securitization Trust 2021-A, Class A3, 0.330%, 1/16/2024	29,738,971
5,150,000		Hyundai Auto Lease Securitization Trust 2021-A, Class B, 0.610%, 10/15/2025	4,989,848
20,050,000		Hyundai Auto Lease Securitization Trust 2021-B, Class B, 0.620%, 3/16/2026	19,055,518
34,000,000		Hyundai Auto Lease Securitization Trust 2021-C, Class B, 0.760%, 2/17/2026	32,447,286
16,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	15,955,702
2,750,000		Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	2,711,415
4,900,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	4,817,644
4,125,000		Hyundai Auto Receivables Trust 2020-B, Class B, 0.940%, 12/15/2025	3,944,939
6,353,000		Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	6,048,738
6,375,000		Hyundai Auto Receivables Trust 2020-C, Class C, 1.080%, 12/15/2027	5,974,638
9,330,000		Hyundai Auto Receivables Trust 2021-B, Class B, 0.910%, 2/16/2027	8,621,347
5,000,000		Hyundai Auto Receivables Trust 2021-B, Class C, 1.120%, 2/15/2028	4,623,703
11,500,000		Mercedes-Benz Auto Lease Trust 2020-B, Class A4, 0.500%, 6/15/2026	11,299,256

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 18,000,000		NextGear Floorplan Master Owner Trust 2019-2A, Class B, 2.300%, 10/15/2024	$ 17,940,783
4,000,000		NextGear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	3,955,063
20,000,000		NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	18,953,909
7,650,000	[1]	NextGear Floorplan Master Owner Trust 2022-1A, Class A1, 1.829% (30-DAY AVERAGE SOFR +1.050%), 3/15/2027	7,655,915
1,999,424		Nissan Auto Receivables Owner 2020-B, Class A3, 0.550%, 7/15/2024	1,980,651
7,319,090		Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 1.833%, 12/15/2031	7,136,912
4,596,212		Santander Bank Auto Credit-Linked Notes 2022-A, Class B, 5.281%, 5/15/2032	4,537,503
1,500,000		Santander Consumer Auto Receivables 2021-AA, Class D, 1.570%, 1/15/2027	1,408,964
1,750,000		Santander Consumer Auto Receivables 2021-AA, Class E, 3.280%, 3/15/2027	1,669,352
4,150,000		Santander Consumer Auto Receivables Trust 2020-B, Class B, 0.770%, 12/15/2025	4,044,882
2,000,000		Santander Consumer Auto Receivables Trust 2020-B, Class C, 1.290%, 4/15/2026	1,921,737
3,050,000		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	2,974,426
17,550,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	17,505,488
10,000,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	9,848,491
32,125,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	31,885,211
4,100,000		Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	3,977,125
15,244,000		Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	14,712,290
55,000,000		Santander Drive Auto Receivables Trust 2021-1, Class D, 1.130%, 11/16/2026	53,105,390
41,680,000		Santander Drive Auto Receivables Trust 2021-3, Class B, 0.600%, 12/15/2025	40,863,247
33,000,000		Santander Drive Auto Receivables Trust 2021-3, Class C, 0.950%, 9/15/2027	31,766,686
34,000,000		Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	32,554,611
11,000,000		Santander Drive Auto Receivables Trust 2021-4, Class C, 1.260%, 2/16/2027	10,507,780
2,736,376		Santander Retail Auto Lease Trust 2019-B, Class C, 2.770%, 8/21/2023	2,735,924
5,260,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	5,200,625
5,750,000		Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	5,461,339
20,000,000		Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	19,265,382
15,000,000		Santander Retail Auto Lease Trust 2021-A, Class B, 0.920%, 3/20/2026	14,308,081
40,000,000		Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	37,781,444
25,500,000		Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	24,214,099
55,825,000		Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	52,661,637
52,000,000		Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	48,930,417
14,141,100		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	14,150,245
16,760,000		Tesla Auto Lease Trust 2019-A, Class A4, 2.200%, 11/21/2022	16,741,350
20,670,000		Tesla Auto Lease Trust 2020-A, Class B, 1.180%, 1/22/2024	20,381,233
4,650,000		Tesla Auto Lease Trust 2020-A, Class D, 2.330%, 2/20/2024	4,563,689
23,000,000		Tesla Auto Lease Trust 2021-A, Class C, 1.180%, 3/20/2025	21,734,840
18,150,000		Tesla Auto Lease Trust 2021-A, Class D, 1.340%, 3/20/2025	17,448,235
10,000,000		Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	9,730,058
17,350,000		Tesla Auto Lease Trust 2021-B, Class B, 0.910%, 9/22/2025	16,448,971
16,000,000		Tesla Auto Lease Trust 2021-B, Class C, 1.120%, 9/22/2025	15,136,565
6,000,000		Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	5,641,211
575,824		Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	576,019
1,181,440		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	1,180,449
6,712,335		Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	6,646,224
34,600,000		Volkswagen Auto Lease Trust 2020-A, Class A3, 0.390%, 1/22/2024	34,317,230
12,000,000		Volkswagen Auto Lease Trust 2020-A, Class A4, 0.450%, 7/21/2025	11,776,196
473,450		World Omni Auto Receivables Trust 2019-A, Class A3, 3.040%, 5/15/2024	473,746
1,593,000		World Omni Auto Receivables Trust 2019-A, Class D, 2.590%, 12/15/2025	1,580,366
13,500,000		World Omni Auto Receivables Trust 2019-C, Class B, 2.200%, 12/15/2025	13,352,503
8,100,000		World Omni Auto Receivables Trust 2019-C, Class C, 2.400%, 6/15/2026	7,994,387

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 1,400,000		World Omni Auto Receivables Trust 2020-A, Class C, 1.640%, 8/17/2026	$ 1,358,226
5,000,000		World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	4,741,264
2,650,000		World Omni Auto Receivables Trust 2020-C, Class C, 1.390%, 5/17/2027	2,497,614
6,430,000		World Omni Auto Receivables Trust 2021-A, Class B, 0.640%, 12/15/2026	6,014,900
1,685,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	1,569,717
5,000,000		World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	4,678,471
4,500,000		World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	4,190,846
13,385,301		World Omni Auto Receivables Trust 2021-C, Class A2, 0.220%, 9/16/2024	13,267,146
5,000,000		World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	4,624,116
3,000,000		World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	2,757,869
10,645,000		World Omni Automobile Lease Securitization Trust 2020-A, Class B, 1.930%, 6/16/2025	10,624,518
5,700,000		World Omni Automobile Lease Securitization Trust 2020-B, Class B, 0.700%, 2/17/2026	5,550,994
5,760,000		World Omni Automobile Lease Securitization Trust 2021-A, Class B, 0.750%, 11/16/2026	5,489,623
1,070,798		World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	1,070,639
5,000,000		World Omni Select Auto Trust 2019-A, Class C, 2.380%, 12/15/2025	4,959,493
9,250,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	9,018,260
7,750,000		World Omni Select Auto Trust 2020-A, Class C, 1.250%, 10/15/2026	7,480,896
9,000,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	8,686,567
9,250,000		World Omni Select Auto Trust 2021-A, Class B, 0.850%, 8/16/2027	8,683,362
3,500,000		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,251,995
5,000,000		World Omni Select Auto Trust 2021-A, Class D, 1.440%, 11/15/2027	4,671,903
		TOTAL	1,646,780,683
		Credit Card—5.9%
6,679,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 1.904% (1-month USLIBOR +0.580%), 2/18/2025	6,679,720
12,000,000	[1]	American Express Credit Account Master Trust 2018-3, Class A, 1.644% (1-month USLIBOR +0.320%), 10/15/2025	12,003,430
11,537,000	[1]	American Express Credit Account Master Trust 2018-5, Class A, 1.664% (1-month USLIBOR +0.340%), 12/15/2025	11,546,974
10,000,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 1.874% (1-month USLIBOR +0.550%), 12/15/2025	10,015,886
3,600,000	[1]	American Express Credit Account Master Trust 2018-7, Class A, 1.684% (1-month USLIBOR +0.360%), 2/17/2026	3,606,607
16,613,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 1.894% (1-month USLIBOR +0.570%), 2/17/2026	16,646,277
18,679,000	[1]	American Express Credit Account Master Trust 2018-9, Class B, 1.914% (1-month USLIBOR +0.590%), 4/15/2026	18,737,768
4,700,000	[1]	Capital One Multi-Asset Execution Trust 2018-A2, Class A2, 1.674% (1-month USLIBOR +0.350%), 3/16/2026	4,706,794
30,000,000		Cards II Trust 2021-1A, Class A, 0.602%, 4/15/2027	28,584,168
14,000,000		Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	13,292,197
6,118,000		Cards II Trust 2021-1A, Class C, 1.200%, 4/15/2027	5,810,805
10,800,000	[1]	Citibank Credit Card Issuance Trust 2018-A2, Class A2, 1.942% (1-month USLIBOR +0.330%), 1/20/2025	10,809,737
20,250,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 1.460% (1-month USLIBOR +0.340%), 6/7/2025	20,277,501
14,700,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 1.684% (1-month USLIBOR +0.360%), 4/15/2025	14,706,589
14,655,000	[1]	Discover Card Execution Note Trust 2018-A2, Class A2, 1.654% (1-month USLIBOR +0.330%), 8/15/2025	14,664,028
6,250,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 1.714% (1-month USLIBOR +0.390%), 3/15/2026	6,263,831
4,500,000		Discover Card Execution Note Trust 2019-A3, Class A, 1.890%, 10/15/2024	4,495,011
4,100,000		Evergreen Credit Card Trust Series 2019-2, Class B, 2.270%, 9/15/2024	4,097,197
6,750,000		Evergreen Credit Card Trust Series 2021-1, Class C, 1.420%, 10/15/2026	6,379,907
21,500,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 1.844% (1-month USLIBOR +0.520%), 7/15/2024	21,496,709
8,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	7,308,636
4,250,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	3,774,551
15,000,000	[1]	Golden Credit Card Trust 2022-2A, Class A, 1.035% (30-DAY AVERAGE SOFR +0.250%), 1/15/2026	14,834,307
17,658,000		Golden Credit Card Trust 2022-2A, Class B, 1.730%, 1/15/2026	17,170,136
7,626,000		Golden Credit Card Trust 2022-2A, Class C, 2.030%, 1/15/2026	7,416,316
23,995,000	[1]	Master Credit Card Trust 2018-1A, Class A, 2.102% (1-month USLIBOR +0.490%), 7/21/2024	24,008,474
7,648,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	7,648,399

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 4,237,000		Master Credit Card Trust 2018-1A, Class C, 3.737%, 7/21/2024	$ 4,234,966
9,000,000		Master Credit Card Trust 2021-1A, Class C, 1.060%, 11/21/2025	8,511,352
3,000,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,879,208
2,000,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,920,003
50,000,000	[1]	Trillium Credit Card Trust II 2021-2A, Class A, 1.146% (30-DAY AVERAGE SOFR +0.220%), 10/26/2026	49,930,640
10,000,000		Trillium Credit Card Trust II 2021-2A, Class B, 1.084%, 10/26/2026	9,632,146
8,044,000		Trillium Credit Card Trust II 2021-2A, Class C, 1.333%, 10/26/2026	7,744,007
		TOTAL	401,834,277
		Equipment Lease—5.3%
1,500,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	1,498,566
3,600,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	3,578,661
2,678,576		CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	2,642,776
2,200,000		CNH Equipment Trust 2020-A, Class B, 2.300%, 10/15/2027	2,151,441
10,050,000		CNH Equipment Trust 2021-A, Class B, 0.970%, 6/15/2028	9,432,472
6,000,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	5,998,465
5,000,000		Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	5,038,397
4,834,000		Dell Equipment Finance Trust 2020-2, Class B, 0.920%, 11/22/2023	4,716,714
2,350,000		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	2,302,007
3,380,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	3,323,507
12,280,000		Dell Equipment Finance Trust 2021-1, Class B, 0.710%, 5/22/2026	11,812,825
17,617,000		Dell Equipment Finance Trust 2021-1, Class C, 0.810%, 5/22/2026	16,955,581
22,518,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	21,702,675
13,000,000		Dell Equipment Finance Trust 2021-2, Class B, 0.810%, 12/22/2026	12,362,251
10,500,000		Dell Equipment Finance Trust 2021-2, Class C, 0.940%, 12/22/2026	9,985,834
9,000,000		Dell Equipment Finance Trust 2021-2, Class D, 1.210%, 6/22/2027	8,553,878
1,278,972		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	1,278,421
10,911,028		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	10,893,044
31,171,457		DLLMT LLC 2021-1A, Class A2, 0.600%, 3/20/2024	30,771,711
7,500,000		Great America Leasing Receivables 2019-1, Class B, 3.370%, 2/18/2025	7,469,283
10,800,000		Great America Leasing Receivables 2020-1, Class B, 2.000%, 2/16/2026	10,505,995
11,386,955		Great America Leasing Receivables 2021-1, Class A2, 0.270%, 6/15/2023	11,327,841
2,610,000		Great America Leasing Receivables 2021-1, Class B, 0.720%, 12/15/2026	2,432,297
2,750,000		HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	2,748,677
11,650,000		HPEFS Equipment Trust 2020-1A, Class C, 2.030%, 2/20/2030	11,573,211
2,750,000		HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	2,717,389
590,637		HPEFS Equipment Trust 2020-2A, Class A3, 0.690%, 7/22/2030	589,773
8,000,000		HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	7,900,107
25,000,000		HPEFS Equipment Trust 2021-1A, Class B, 0.570%, 3/20/2031	24,104,367
19,640,000		HPEFS Equipment Trust 2021-1A, Class C, 0.750%, 3/20/2031	18,726,631
21,250,000		HPEFS Equipment Trust 2021-1A, Class D, 1.030%, 3/20/2031	20,087,591
15,600,000		HPEFS Equipment Trust 2021-2A, Class C, 0.880%, 9/20/2028	14,885,330
11,200,000		HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	10,376,711
14,400,000		HPEFS Equipment Trust 2022-1A, Class D, 2.400%, 11/20/2029	13,666,846
1,071,821		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	1,064,779
4,526,854		MMAF Equipment Finance LLC 2020-A, Class A2, 0.740%, 4/9/2024	4,471,947
6,858,799		MMAF Equipment Finance LLC 2020-BA, Class A2, 0.380%, 8/14/2023	6,813,180
3,679,000		Transportation Finance Equipment Trust 2019-1, Class B, 2.060%, 5/23/2024	3,632,549
2,500,000		Transportation Finance Equipment Trust 2019-1, Class C, 2.190%, 8/23/2024	2,458,380
3,000,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	2,948,259
4,770,000		Volvo Financial Equipment LLC 2019-1A, Class C, 3.480%, 4/15/2026	4,745,314

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 4,200,000		Volvo Financial Equipment LLC 2019-2A, Class B, 2.280%, 11/15/2024	$ 4,142,754
1,464,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	1,440,003
		TOTAL	355,828,440
		Home Equity Loan—0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 2.364% (1-month USLIBOR +0.740%), 8/25/2034	27,778
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.750%, 1/25/2047	0
		TOTAL	27,778
		Manufactured Housing—0.0%
4,102		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	4,122
		Other—6.2%
561,233		ARI Fleet Lease Trust 2019-A, Class A2A, 2.410%, 11/15/2027	561,033
2,750,000		ARI Fleet Lease Trust 2021-A, Class B, 1.130%, 3/15/2030	2,591,722
2,546,000		ARI Fleet Lease Trust 2021-A, Class C, 1.450%, 3/15/2030	2,407,839
6,200,000		Chesapeake Funding II LLC 2019-1A, Class B, 3.110%, 4/15/2031	6,201,739
3,800,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	3,800,301
4,000,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	4,001,235
5,394,275		Chesapeake Funding II LLC 2020-1A, Class A1, 0.870%, 8/15/2032	5,328,286
1,840,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/15/2032	1,781,982
4,838,000		Chesapeake Funding II LLC 2020-1A, Class C, 2.140%, 8/15/2032	4,778,829
1,350,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/15/2032	1,299,309
5,300,000		Chesapeake Funding II LLC 2021-1A, Class B, 0.990%, 4/15/2033	5,017,545
2,000,000		Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,892,071
2,550,000		Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	2,411,356
16,301,510		DLLAD LLC 2021-1A, Class A2, 0.350%, 9/20/2024	16,018,311
19,000,000		DLLAD LLC 2021-1A, Class A3, 0.640%, 9/21/2026	17,776,421
1,199,430		Enterprise Fleet Financing LLC 2019-2, Class A2, 2.290%, 2/20/2025	1,196,066
2,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	1,992,995
1,274,825		Enterprise Fleet Financing LLC 2019-3, Class A2, 2.060%, 5/20/2025	1,270,799
1,756,289		Enterprise Fleet Financing LLC 2020-1, Class A2, 1.780%, 12/22/2025	1,745,424
34,512,359		Enterprise Fleet Financing LLC 2021-2, Class A2, 0.480%, 5/20/2027	33,176,539
9,800,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class A, 2.574% (1-month USLIBOR +0.950%), 7/25/2025	9,797,817
5,500,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class B, 2.974% (1-month USLIBOR +1.350%), 7/25/2025	5,502,605
3,250,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class D, 4.524% (1-month USLIBOR +2.900%), 7/25/2025	3,253,511
2,000,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	1,996,500
19,296,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	18,562,395
4,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	3,876,776
2,900,000		PFS Financing Corp. 2020-F, Class B, 1.420%, 8/15/2024	2,897,412
7,500,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	7,124,005
4,915,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	4,733,688
35,410,000		PFS Financing Corp. 2021-A, Class A, 0.710%, 4/15/2026	33,367,385
10,875,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	10,317,189
38,000,000		PFS Financing Corp. 2021-B, Class A, 0.775%, 8/15/2026	35,316,417
4,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	4,247,462
6,000,000	[1]	PFS Financing Corp. 2022-B, Class B, 1.629% (30-DAY AVERAGE SOFR +0.850%), 2/15/2026	5,992,174
2,722,013		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	2,718,099
3,556,369		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	3,385,503
3,574,299		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	3,571,242
12,544,189		Sofi Consumer Loan Program Trust 2021-1, Class A, 0.490%, 9/25/2030	12,285,403
10,000,000		Verizon Master Trust 2021-2, Class C, 1.380%, 4/20/2028	9,306,835

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 11,650,000		Verizon Master Trust 2022-1, Class B, 1.270%, 1/20/2027	$ 11,375,926
6,050,000		Verizon Master Trust 2022-1, Class C, 1.390%, 1/20/2027	5,910,784
3,500,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	3,500,815
9,400,000		Verizon Owner Trust 2019-A, Class C, 3.220%, 9/20/2023	9,411,659
1,365,278		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	1,366,162
521,288	[1]	Verizon Owner Trust 2019-B, Class A1B, 2.062% (1-month USLIBOR +0.450%), 12/20/2023	521,863
2,193,146		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	2,192,473
17,600,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	17,497,573
14,713,393	[1]	Verizon Owner Trust 2020-A, Class A1B, 1.882% (1-month USLIBOR +0.270%), 7/22/2024	14,719,287
10,000,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	9,878,347
17,000,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	16,263,072
27,000,000		Verizon Owner Trust 2020-C, Class B, 0.670%, 4/21/2025	25,749,546
9,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	8,599,596
		TOTAL	420,489,323
		Student Loans—4.1%
2,532,714	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 2.304% (1-month USLIBOR +0.680%), 10/25/2035	2,494,632
6,616,855	[1]	Navient Student Loan Trust 2019-D, Class A2B, 2.374% (1-month USLIBOR +1.050%), 12/15/2059	6,573,012
11,757,440		Navient Student Loan Trust 2020-GA, Class A, 144A, 1.170%, 9/16/2069	11,033,655
10,025,407		Navient Student Loan Trust 2020-HA, Class A, 144A, 1.310%, 1/15/2069	9,359,761
19,592,372		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	17,872,955
55,945,122		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	51,159,763
41,609,752		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	39,094,485
45,706,231		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	40,159,770
8,852,646	[1]	Nelnet Student Loan Trust 2021-CA, Class AFL, 2.335% (1-month USLIBOR +0.740%), 4/20/2062	8,680,959
52,265,803	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 2.285% (1-month USLIBOR +0.690%), 4/20/2062	52,047,492
11,662,090	[1]	SMB Private Education Loan Trust 2021-D, Class A1B, 1.924% (1-month USLIBOR +0.600%), 3/17/2053	11,507,197
30,354,928	[1]	SMB Private Education Loan Trust 2021-E, Class A1B, 1.954% (1-month USLIBOR +0.630%), 2/15/2051	29,393,408
254,819	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 2.574% (1-month USLIBOR +0.950%), 1/25/2039	254,098
529,919	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 2.324% (1-month USLIBOR +0.700%), 3/26/2040	528,435
354,896	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 2.224% (1-month USLIBOR +0.600%), 7/25/2040	353,064
275,034	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 1.974% (1-month USLIBOR +0.350%), 2/25/2042	274,684
		TOTAL	280,787,370
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,217,402,426)	3,105,751,993
		CORPORATE BONDS—39.7%
		Capital Goods - Aerospace & Defense—0.9%
5,000,000		Boeing Co., Sr. Unsecd. Note, 1.167%, 2/4/2023	4,944,770
17,075,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	16,533,844
5,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	5,013,743
19,835,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 0.670%, 8/16/2023	19,134,879
14,500,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 5/15/2023	14,364,390
		TOTAL	59,991,626
		Capital Goods - Construction Machinery—0.4%
9,610,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	9,395,904
8,865,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	8,586,789
4,360,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 7/5/2023	4,254,903
7,895,000	[1,3]	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.922% (Secured Overnight Financing Rate +0.200%), 10/11/2024	7,762,152
		TOTAL	29,999,748
		Capital Goods - Diversified Manufacturing—0.6%
2,000,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	1,995,579

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$ 2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	$ 1,899,294
1,545,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	1,417,027
5,000,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.650%, 6/15/2024	4,971,017
3,830,000		Roper Technologies, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2022	3,818,047
7,135,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	6,917,894
20,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	20,036,609
		TOTAL	41,055,467
		Communications - Cable & Satellite—0.5%
35,830,000	[1]	Comcast Corp., Sr. Unsecd. Note, 1.674% (3-month USLIBOR +0.630%), 4/15/2024	35,826,889
		Communications - Telecom Wireless—0.7%
19,530,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	18,554,354
30,800,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 2.034% (3-month USLIBOR +0.990%), 1/16/2024	30,820,677
		TOTAL	49,375,031
		Communications - Telecom Wirelines—0.4%
25,000,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 2.296% (Secured Overnight Financing Rate +0.790%), 3/20/2026	24,599,264
		Consumer Cyclical - Automotive—3.9%
13,635,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.750%, 8/9/2024	12,834,305
5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.875%, 7/7/2023	4,879,760
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.291% (3-month USLIBOR +0.280%), 1/12/2024	9,929,531
14,285,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 0.750%, 3/1/2024	13,582,012
20,000,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.230% (Secured Overnight Financing Rate +0.750%), 12/13/2024	19,762,150
3,510,000		General Motors Co., Sr. Unsecd. Note, 5.400%, 10/2/2023	3,564,173
20,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.488% (Secured Overnight Financing Rate +0.620%), 10/15/2024	19,286,304
10,500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.700%, 8/18/2023	10,243,481
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.182% (Secured Overnight Financing Rate +0.760%), 3/8/2024	9,716,417
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.359% (Secured Overnight Financing Rate +1.040%), 2/26/2027	9,464,541
12,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	11,148,589
14,980,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.250%, 9/18/2023	14,522,838
8,895,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	8,783,724
4,850,000		Metalsa Sa De Cv, 144A, 4.900%, 4/24/2023	4,828,466
20,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.305% (3-month USLIBOR +0.640%), 3/8/2024	19,517,508
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.924% (3-month USLIBOR +0.690%), 9/28/2022	3,986,780
9,810,000		Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	9,895,690
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 1.379% (3-month USLIBOR +0.390%), 1/11/2023	4,996,714
10,000,000	[1,3]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.042% (Secured Overnight Financing Rate +0.320%), 4/6/2023	9,981,266
10,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.117% (Secured Overnight Financing Rate +0.330%), 1/11/2024	9,901,840
10,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.161% (Secured Overnight Financing Rate +0.320%), 1/13/2025	9,857,793
15,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.860% (Secured Overnight Financing Rate +0.350%), 6/13/2023	14,938,791
30,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.750%, 11/23/2022	29,763,384
		TOTAL	265,386,057
		Consumer Cyclical - Leisure—0.1%
5,000,000	[1]	Magallanes, Inc., Sr. Unsecd. Note, 144A, 3.259% (Secured Overnight Financing Rate +1.780%), 3/15/2024	4,986,897
		Consumer Cyclical - Services—0.4%
14,950,000		Amazon.com, Inc., Sr. Unsecd. Note, 0.250%, 5/12/2023	14,641,377
10,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 0.400%, 6/3/2023	9,756,990
		TOTAL	24,398,367
		Consumer Non-Cyclical - Food/Beverage—1.4%
32,655,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 0.500%, 5/5/2023	31,752,626

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$ 19,090,000		Conagra Brands, Inc., Sr. Unsecd. Note, 0.500%, 8/11/2023	$ 18,408,765
6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 2.054% (3-month USLIBOR +1.010%), 10/17/2023	6,968,393
3,315,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 0.697%, 9/15/2022	3,299,607
16,755,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	15,583,064
6,900,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 0.750%, 3/15/2024	6,567,354
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,000,059
8,660,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	8,405,029
		TOTAL	96,984,897
		Consumer Non-Cyclical - Health Care—1.1%
15,000,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	14,451,686
27,235,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	25,228,630
8,145,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	7,815,349
26,600,000	[1]	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.405% (Secured Overnight Financing Rate +0.530%), 10/18/2024	26,322,742
		TOTAL	73,818,407
		Consumer Non-Cyclical - Pharmaceuticals—0.8%
13,635,000	[1]	AbbVie, Inc., Sr. Unsecd. Note, Series WI, 2.155% (3-month USLIBOR +0.650%), 11/21/2022	13,638,443
4,700,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	4,189,260
9,100,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 2.839% (3-month USLIBOR +1.010%), 12/15/2023	9,054,031
6,330,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.537%, 11/13/2023	6,113,464
4,615,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	4,575,668
4,735,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	4,708,530
12,085,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 0.750%, 9/2/2023	11,642,397
		TOTAL	53,921,793
		Consumer Non-Cyclical - Products—0.1%
6,545,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	6,341,997
		Consumer Non-Cyclical - Tobacco—0.2%
10,000,000	[1]	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 2.291% (3-month USLIBOR +0.880%), 8/15/2022	9,993,450
		Energy - Integrated—0.3%
18,060,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	17,492,718
		Energy - Refining—0.3%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	8,104,375
10,000,000		Phillips 66, Sr. Unsecd. Note, 3.700%, 4/6/2023	10,002,225
2,500,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	2,379,387
		TOTAL	20,485,987
		Financial Institution - Banking—14.1%
10,000,000	[1]	American Express Co., 2.203% (3-month USLIBOR +0.650%), 2/27/2023	10,007,926
21,550,000	[1]	American Express Co., Sr. Unsecd. Note, 1.779% (Secured Overnight Financing Rate +0.650%), 11/4/2026	20,810,991
6,380,000	[1]	ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 1.856% (Secured Overnight Financing Rate +0.600%), 2/18/2025	6,296,687
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,649,774
430,000		Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, Series MTN, 2.050%, 11/21/2022	428,284
15,000,000		Bank of America Corp., Sr. Unsecd. Note, 1.959%, 7/22/2027	14,317,004
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.760% (Secured Overnight Financing Rate +0.730%), 10/24/2024	4,954,059
6,500,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.938%, 5/28/2024	6,400,290
50,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, 1.772% (Secured Overnight Financing Rate +0.350%), 12/8/2023	49,517,457
2,060,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.050%, 11/1/2022	2,054,749
10,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.099% (Secured Overnight Financing Rate +0.620%), 9/15/2026	9,687,441
10,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 1.175% (Secured Overnight Financing Rate +0.200%), 10/25/2024	9,746,757
10,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.249%, 4/26/2024	9,914,071
5,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.289% (3-month USLIBOR +1.050%), 10/30/2023	5,000,447

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 25,000,000		Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 0.957%, 1/27/2027	$ 24,709,555
10,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 1.950%, 2/1/2023	9,932,782
15,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 2.029% (Secured Overnight Financing Rate +0.550%), 9/15/2023	14,923,554
20,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 2.090% (Secured Overnight Financing Rate +0.610%), 9/15/2026	19,379,884
25,985,000		Barclays Bank PLC, Sub. Note, 7.625%, 11/21/2022	26,245,944
3,280,000		Barclays PLC, Sr. Unsecd. Note, 1.007%, 12/10/2024	3,115,369
15,000,000	[1]	Barclays PLC, Sr. Unsecd. Note, 2.791% (3-month USLIBOR +1.380%), 5/16/2024	14,996,621
20,000,000		BPCE SA, Sub., 144A, 5.700%, 10/22/2023	20,306,231
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	4,858,023
25,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 1.302% (Secured Overnight Financing Rate +0.420%), 10/18/2024	24,546,429
10,000,000	[1,3]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 1.856% (Secured Overnight Financing Rate +0.400%), 12/14/2023	9,935,394
10,870,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 2.307% (Secured Overnight Financing Rate +0.800%), 3/17/2023	10,867,592
7,695,000		Citigroup, Inc., Sr. Unsecd. Note, 1.669%, 1/25/2026	7,436,383
10,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.794% (Secured Overnight Financing Rate +0.669%), 5/1/2025	9,811,722
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.134% (3-month USLIBOR +0.950%), 7/24/2023	4,988,538
15,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.216% (Secured Overnight Financing Rate +0.770%), 6/9/2027	14,253,674
8,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.599% (Secured Overnight Financing Rate +1.280%), 2/24/2028	7,679,862
10,000,000	[1]	Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 3.182% (3-month USLIBOR +0.950%), 3/29/2023	10,011,417
25,975,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 0.450% (Secured Overnight Financing Rate +0.400%), 7/7/2025	25,494,320
12,000,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, 1.466% (Secured Overnight Financing Rate +0.390%), 2/2/2024	11,832,234
25,000,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, Series FRN, 1.549% (Secured Overnight Financing Rate +0.380%), 8/9/2023	24,832,161
10,000,000	[1]	DNB Bank ASA, Sr. Pfd., 144A, 2.341% (90-DAY AVERAGE SOFR +0.830%), 3/28/2025	9,932,083
19,150,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	18,940,028
10,000,000		Goldman Sachs Group, Inc., 4.000%, 3/3/2024	10,039,970
12,275,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.868% (Secured Overnight Financing Rate +0.920%), 10/21/2027	11,710,476
20,495,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.255% (3-month USLIBOR +0.750%), 2/23/2023	20,465,984
9,375,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.412% (Secured Overnight Financing Rate +1.120%), 2/24/2028	8,997,194
15,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 1.779% (Secured Overnight Financing Rate +0.540%), 11/17/2023	14,871,252
10,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 2.220% (Secured Overnight Financing Rate +0.790%), 12/9/2026	9,598,164
2,855,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	2,619,166
5,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 2.455% (3-month USLIBOR +1.000%), 5/18/2024	4,960,740
6,000,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	6,010,005
2,470,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.563%, 2/16/2025	2,327,743
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514% (Secured Overnight Financing Rate +1.455%), 6/1/2024	4,876,436
8,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.883% (Secured Overnight Financing Rate +0.535%), 6/1/2025	7,816,373
6,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.914% (3-month USLIBOR +0.730%), 4/23/2024	5,926,784
20,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.038% (Secured Overnight Financing Rate +0.600%), 12/10/2025	19,350,890
10,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.068% (Secured Overnight Financing Rate +0.580%), 3/16/2024	9,883,128
12,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.272% (Secured Overnight Financing Rate +0.765%), 9/22/2027	11,796,672
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.414% (3-month USLIBOR +1.230%), 10/24/2023	5,000,422
9,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	8,669,995
8,570,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 1.655% (Secured Overnight Financing Rate +0.625%), 1/24/2025	8,357,011
11,970,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 0.791%, 1/22/2025	11,323,881
1,795,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	1,657,182
4,635,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	4,583,002
2,145,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	2,068,570

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 7,355,000	[1]	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.156% (Secured Overnight Financing Rate +0.710%), 12/9/2022	$ 7,355,385
30,000,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 2.131% (3-month USLIBOR +0.410%), 12/13/2022	29,967,893
16,000,000	[1]	National Bank of Canada, Montreal, Sr. Unsecd. Note, 1.646% (Secured Overnight Financing Rate +0.490%), 8/6/2024	15,821,374
17,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	17,365,602
2,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 1.739% (Secured Overnight Financing Rate +0.530%), 8/12/2024	1,979,535
9,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 2.273% (Secured Overnight Financing Rate +0.760%), 9/29/2026	8,695,093
6,665,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 1.725% (3-month USLIBOR +0.500%), 7/27/2022	6,662,250
20,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, 1.417% (Secured Overnight Financing Rate +0.360%), 7/29/2024	19,742,665
5,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, 2.945% (3-month USLIBOR +0.660%), 10/5/2023	4,997,911
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 1.188% (Secured Overnight Financing Rate +0.300%), 1/19/2024	9,887,420
5,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 1.404% (3-month USLIBOR +0.360%), 1/17/2023	4,993,920
25,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 1.543% (Secured Overnight Financing Rate +0.400%), 8/5/2022	24,991,532
12,750,000	[1]	Standard Chartered PLC, Sr. Unsecd. Note, 144A, 0.991% (5-year Constant Maturity Treasury +0.780%), 1/12/2025	12,052,712
1,825,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 0.508%, 1/12/2024	1,738,910
5,000,000		Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.450%, 9/11/2023	4,839,341
15,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.962% (Secured Overnight Financing Rate +0.240%), 1/6/2023	14,952,134
47,000,000	[1]	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.830% (Secured Overnight Financing Rate +0.400%), 6/9/2025	45,644,933
35,000,000	[1,3]	UBS AG London, Sr. Unsecd. Note, 144A, 1.529% (Secured Overnight Financing Rate +0.360%), 2/9/2024	34,783,976
10,000,000	[1]	UBS AG London, Sr. Unsecd. Note, 144A, 1.619% (Secured Overnight Financing Rate +0.450%), 8/9/2024	9,935,167
6,866,000		UBS AG Stamford, CT, Sub., 7.625%, 8/17/2022	6,886,463
		TOTAL	957,020,993
		Financial Institution - Finance Companies—1.1%
3,430,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	3,414,121
30,000,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.150%, 10/29/2023	28,604,892
34,975,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	33,040,396
11,000,000	[1,3]	Air Lease Corp., Sr. Unsecd. Note, Series MTN, 2.179% (3-month USLIBOR +0.350%), 12/15/2022	10,988,920
		TOTAL	76,048,329
		Financial Institution - Insurance - Health—0.5%
25,000,000	[3]	Anthem, Inc., Sr. Unsecd. Note, 0.450%, 3/15/2023	24,489,576
11,035,000		CIGNA Corp., Sr. Unsecd. Note, 0.613%, 3/15/2024	10,515,867
		TOTAL	35,005,443
		Financial Institution - Insurance - Life—3.0%
5,090,000		AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	4,786,712
15,000,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.450%, 12/8/2023	14,337,353
6,820,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	6,629,122
25,000,000	[1]	Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 1.218% (Secured Overnight Financing Rate +0.270%), 10/21/2024	24,749,462
6,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 2.750%, 6/22/2024	5,885,214
6,475,000		Mass Mutual Global Funding II, Sr. Secd. Note, 144A, 0.850%, 6/9/2023	6,328,368
4,375,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	4,118,423
5,555,000		Met Life Glob Funding I, Sec. Fac. Bond, 144A, 0.900%, 6/8/2023	5,438,867
12,000,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 1.081% (Secured Overnight Financing Rate +0.320%), 1/7/2024	11,908,358
7,000,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 1.411% (Secured Overnight Financing Rate +0.570%), 1/13/2023	6,992,985
10,000,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 1.811% (Secured Overnight Financing Rate +0.300%), 9/27/2024	9,870,610
20,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 1.184% (Secured Overnight Financing Rate +0.330%), 1/14/2025	19,545,258
5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 1.296% (Secured Overnight Financing Rate +0.220%), 2/2/2023	4,984,600
5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 1.308% (Secured Overnight Financing Rate +0.360%), 10/21/2023	4,968,885
20,000,000	[1]	Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 1.430% (Secured Overnight Financing Rate +0.400%), 1/27/2025	19,682,942
16,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	15,460,477
22,815,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	21,732,084
8,000,000	[1]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 1.251% (Secured Overnight Financing Rate +0.450%), 4/12/2024	7,912,732

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$ 9,000,000	[1]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 1.691% (Secured Overnight Financing Rate +0.380%), 8/23/2024	$ 8,841,015
		TOTAL	204,173,467
		Technology—1.5%
15,000,000		Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	14,743,636
6,535,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	6,539,130
10,000,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	9,766,500
5,835,000		Dell International LLC / EMC Corp., 4.000%, 7/15/2024	5,818,976
10,590,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 0.375%, 3/1/2023	10,372,879
4,615,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	4,506,287
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 1.969% (3-month USLIBOR +0.730%), 1/30/2023	5,008,076
8,015,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 0.900%, 6/1/2023	7,749,430
14,750,000		VMware, Inc., Sr. Unsecd. Note, 0.600%, 8/15/2023	14,261,770
25,000,000		VMware, Inc., Sr. Unsecd. Note, 1.000%, 8/15/2024	23,411,660
		TOTAL	102,178,344
		Transportation - Airlines—0.2%
15,525,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	15,654,731
		Transportation - Railroads—0.1%
7,730,000	[3]	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.350%, 12/2/2024	7,280,567
		Transportation - Services—0.1%
3,200,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	3,134,557
		Utility - Electric—5.2%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,500,880
8,795,000		American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	8,513,904
12,060,000	[1]	American Electric Power Co., Inc., Sr. Unsecd. Note, Series A, 1.766% (3-month USLIBOR +0.480%), 11/1/2023	11,975,854
31,575,000		Black Hills Corp., Sr. Unsecd. Note, 1.037%, 8/23/2024	29,545,376
9,375,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 1.867%, 5/13/2024	9,146,411
17,440,000	[1]	CenterPoint Energy Resources Corp., Sr. Unsecd. Note, 2.111% (3-month USLIBOR +0.500%), 3/2/2023	17,393,739
20,000,000		Dominion Energy, Inc., Sr. Unsecd. Note, 144A, 2.450%, 1/15/2023	19,882,428
16,885,000	[1]	Dominion Energy, Inc., Sr. Unsecd. Note, Series D, 2.359% (3-month USLIBOR +0.530%), 9/15/2023	16,813,941
7,660,000		Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	7,157,669
6,935,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	6,268,260
47,010,000	[1]	EverSource Energy, Sr. Unsecd. Note, Series T, 1.471% (Secured Overnight Financing Rate +0.250%), 8/15/2023	46,704,386
15,295,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, Series A, 1.811% (Secured Overnight Financing Rate +0.300%), 6/28/2024	15,000,576
25,790,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 1.204% (Secured Overnight Financing Rate +0.330%), 10/18/2024	25,469,040
30,000,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.498% (Secured Overnight Financing Rate +0.400%), 11/3/2023	29,575,102
20,015,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.775% (3-month USLIBOR +0.270%), 2/22/2023	19,892,594
8,570,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 1.888% (Secured Overnight Financing Rate +0.540%), 3/1/2023	8,528,288
19,160,000		OGE Energy Corp., Sr. Unsecd. Note, Series *, 0.703%, 5/26/2023	18,677,317
14,970,000	[1]	PPL Electric Utilities Corp., 1.840% (Secured Overnight Financing Rate +0.330%), 6/24/2024	14,637,393
17,855,000	[1]	PPL Electric Utilities Corp., Term Loan - 1st Lien, 2.484% (3-month USLIBOR +0.250%), 9/28/2023	17,658,322
2,935,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	2,874,217
10,000,000		Southern Co., Sr. Unsecd. Note, Series 21-A, 0.600%, 2/26/2024	9,470,331
10,000,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	9,665,034
8,575,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	8,255,490
		TOTAL	354,606,552
		Utility - Natural Gas—1.6%
18,950,000	[1]	Atmos Energy Corp., Sr. Unsecd. Note, 2.070% (3-month USLIBOR +0.380%), 3/9/2023	18,907,473
8,935,000	[1]	Enbridge, Inc., Sr. Unsecd. Note, 1.639% (Secured Overnight Financing Rate +0.400%), 2/17/2023	8,888,599
25,000,000		Enbridge, Inc., Sr. Unsecd. Note, 4.000%, 10/1/2023	25,107,922

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Natural Gas—continued
$ 4,965,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	$ 4,989,427
24,875,000	[1]	ONE Gas, Inc., Sr. Unsecd. Note, 2.331% (3-month USLIBOR +0.610%), 3/11/2023	24,775,034
4,565,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 0.625%, 4/28/2023	4,429,062
25,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 1.000%, 10/12/2024	23,346,230
		TOTAL	110,443,747
		Utility - Natural Gas Distributor—0.2%
9,575,000	[1]	Southern California Gas Co., Sr. Unsecd. Note, 2.095% (3-month USLIBOR +0.350%), 9/14/2023	9,517,071
1,000,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 1.300%, 6/15/2025	920,390
		TOTAL	10,437,461
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,754,290,817)	2,690,642,786
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—6.8%
		Federal Home Loan Mortgage Corporation—5.8%
54,331		Federal Home Loan Mortgage Corp., Class FE, 1.724% (1-month USLIBOR +0.400%), 7/15/2036	54,345
999,150		Federal Home Loan Mortgage Corp. REMIC, Series 2736, Class FB, 1.612% (1-month USLIBOR +0.550%), 12/15/2033	1,000,713
985,125		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 1.724% (1-month USLIBOR +0.400%), 6/15/2034	985,788
116,980		Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 1.624% (1-month USLIBOR +0.300%), 4/15/2035	117,046
645,244		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 1.844% (1-month USLIBOR +0.520%), 12/15/2035	650,201
170,096		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 1.784% (1-month USLIBOR +0.460%), 2/15/2034	171,010
679,187		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 1.734% (1-month USLIBOR +0.410%), 5/15/2036	679,819
281,464		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 1.255% (1-month USLIBOR +0.380%), 5/15/2036	282,174
139,866		Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 1.809% (1-month USLIBOR +0.485%), 8/15/2035	140,803
161,400		Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 1.624% (1-month USLIBOR +0.300%), 9/15/2036	161,488
226,863		Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 1.724% (1-month USLIBOR +0.400%), 7/15/2036	227,629
68,277		Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 1.724% (1-month USLIBOR +0.400%), 7/15/2036	68,249
46,700		Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 1.774% (1-month USLIBOR +0.450%), 7/15/2037	46,837
1,049,008		Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 1.924% (1-month USLIBOR +0.600%), 11/15/2037	1,060,602
835,146		Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 1.744% (1-month USLIBOR +0.420%), 11/15/2037	838,240
87,895		Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 2.074% (1-month USLIBOR +0.750%), 7/15/2036	89,467
290,946		Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 2.234% (1-month USLIBOR +0.910%), 7/15/2037	295,680
4,488,158		Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 1.654% (1-month USLIBOR +0.330%), 4/15/2041	4,500,273
1,179,153		Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 1.674% (1-month USLIBOR +0.350%), 8/15/2043	1,179,154
1,237,106		Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 1.724% (1-month USLIBOR +0.400%), 8/15/2046	1,238,524
2,099,780		Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 0.747% (1-month USLIBOR +0.350%), 7/15/2047	2,091,765
16,549,345		Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 2.024% (1-month USLIBOR +0.400%), 7/25/2049	16,583,518
5,104,516		Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 2.024% (1-month USLIBOR +0.400%), 9/25/2049	5,115,682
22,798,784		Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 2.074% (1-month USLIBOR +0.450%), 10/25/2049	22,905,952
19,583,814		Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 1.974% (1-month USLIBOR +0.350%), 7/25/2050	19,587,807
32,000,544		Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 2.074% (1-month USLIBOR +0.450%), 7/25/2050	32,013,181
8,115,534		Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 1.176% (Secured Overnight Financing Rate +0.250%), 12/25/2050	7,999,554
25,000,000		Federal Home Loan Mortgage Corp. REMIC, Series K-F121, Class AS, 0.899% (30-DAY AVERAGE SOFR +0.180%), 8/25/2028	24,636,950
10,441,935		Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 1.590% (1-month USLIBOR +0.470%), 5/25/2030	10,436,770
2,148,868		Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 1.470% (1-month USLIBOR +0.350%), 8/25/2030	2,140,455
18,996,871		Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 1.450% (1-month USLIBOR +0.330%), 9/25/2030	18,935,152
18,307,761		Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 1.450% (1-month USLIBOR +0.330%), 10/25/2030	18,262,383
14,462,088		Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 1.400% (1-month USLIBOR +0.280%), 10/25/2027	14,416,494
26,737,728		Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 1.420% (1-month USLIBOR +0.300%), 11/25/2030	26,537,080
48,562,726		Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 1.380% (1-month USLIBOR +0.260%), 11/25/2030	48,405,596
20,969,172		Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 1.380% (1-month USLIBOR +0.260%), 12/25/2030	20,899,982

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 54,491,682		Federal Home Loan Mortgage Corp. REMIC, Series KF97, Class AS, 0.969% (30-DAY AVERAGE SOFR +0.250%), 12/25/2030	$ 53,944,787
21,801,901		Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 1.290% (1-month USLIBOR +0.170%), 12/25/2030	21,710,004
13,364,813		JP Morgan Mortgage Trust 2021-1, Class A11, 1.234% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	12,248,747
		TOTAL	392,659,901
		Federal National Mortgage Association—0.9%
15,844		Federal National Mortgage Association, Class FB, 2.124% (1-month USLIBOR +0.500%), 8/25/2039	15,973
89,189		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 2.595% (1-month USLIBOR +1.000%), 12/18/2032	91,039
264,125		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 1.924% (1-month USLIBOR +0.300%), 12/25/2036	264,280
202,751		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 2.054% (1-month USLIBOR +0.430%), 6/25/2036	203,617
1,031,797		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 2.024% (1-month USLIBOR +0.400%), 7/25/2036	1,035,262
221,021		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 1.974% (1-month USLIBOR +0.350%), 8/25/2036	221,532
657,246		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 1.974% (1-month USLIBOR +0.350%), 9/25/2036	658,773
547,122		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 1.844% (1-month USLIBOR +0.220%), 2/25/2046	540,672
3,416,836		Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 1.854% (1-month USLIBOR +0.230%), 3/25/2037	3,406,370
357,455		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 2.084% (1-month USLIBOR +0.460%), 9/25/2037	358,142
198,309		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 2.074% (1-month USLIBOR +0.450%), 7/25/2037	199,513
94,541		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 2.624% (1-month USLIBOR +1.000%), 6/25/2037	97,027
238,611		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 2.474% (1-month USLIBOR +0.850%), 4/25/2037	243,485
6,525,572		Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 2.024% (1-month USLIBOR +0.400%), 10/25/2040	6,546,668
2,161,880		Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 1.974% (1-month USLIBOR +0.350%), 4/25/2047	2,154,307
21,828,176		Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 1.924% (1-month USLIBOR +0.300%), 12/25/2048	21,780,416
1,640,366		Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 2.024% (1-month USLIBOR +0.400%), 7/25/2049	1,643,961
7,715,174		Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 2.024% (1-month USLIBOR +0.400%), 7/25/2050	7,698,916
12,439,373		Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 1.924% (1-month USLIBOR +0.300%), 10/25/2060	12,404,461
		TOTAL	59,564,414
		Government National Mortgage Association—0.1%
4,122,918		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 1.153% (1-month USLIBOR +0.350%), 11/20/2062	4,082,796
2,485,642		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 1.343% (1-month USLIBOR +0.540%), 7/20/2063	2,469,439
2,673,678		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 1.353% (1-month USLIBOR +0.550%), 7/20/2063	2,660,167
		TOTAL	9,212,402
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $465,363,663)	461,436,717
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.6%
		Commercial Mortgage—1.6%
20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 2.574% (1-month USLIBOR +1.250%), 7/15/2035	19,289,372
14,053,523	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 2.625% (1-month USLIBOR +1.030%), 12/19/2030	13,632,671
25,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 2.945% (1-month USLIBOR +1.350%), 12/19/2030	24,061,775
38,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	36,483,443
14,051,428	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.990% (1-month USLIBOR +0.790%), 4/10/2046	13,966,668
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $111,429,832)	107,433,929

Principal Amount or Shares			Value
		NON-AGENCY MORTGAGE-BACKED SECURITIES—0.5%
		Non-Agency Mortgage—0.5%
$ 22,764,183		BRASS PLC, Class A1, 0.669%, 4/16/2069	$ 21,899,235
109,635	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 2.726% (1-month USLIBOR +1.100%), 11/20/2035	82,489
2,952,744	[1]	Gosforth Funding PLC 2018-1A, Class A1, 1.974% (3-month USLIBOR +0.450%), 8/25/2060	2,950,979
63,460	[1]	Impac CMB Trust 2004-7, Class 1A2, 2.544% (1-month USLIBOR +0.920%), 11/25/2034	61,121
112,558	[1]	Impac CMB Trust 2004-9, Class 1A2, 2.504% (1-month USLIBOR +0.880%), 1/25/2035	107,766
9,100,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	9,042,624
190,858	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 2.024% (1-month USLIBOR +0.700%), 11/15/2031	183,881
516,830		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	470,355
221,835	[1]	Washington Mutual 2006-AR1, Class 2A1B, 1.546% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	203,683
383,442	[1]	Washington Mutual 2006-AR15, Class 1A, 1.316% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	360,606
213,604	[1]	Washington Mutual 2006-AR17, Class 1A, 1.144% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	188,672
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $36,620,878)	35,551,411
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
439,071		FNMA ARM, 1.496%, 8/1/2033	443,727
52,034		FNMA ARM, 1.724%, 5/1/2040	52,738
357,348		FNMA ARM, 2.445%, 7/1/2034	368,572
28,050		FNMA ARM, 2.477%, 4/1/2030	28,834
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $887,770)	893,871
		MORTGAGE-BACKED SECURITY—0.0%
		Federal National Mortgage Association—0.0%
328,537		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $347,325)	362,809
		INVESTMENT COMPANIES—6.1%
28,953,652		Bank Loan Core Fund	255,081,670
4,995,005		Federated Hermes Conservative Microshort Fund	49,650,350
1,640,085		Federated Hermes Government Obligations Fund, Premier Shares, 1.41%[4]	1,640,085
103,092,330		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 1.44%[4]	103,030,475
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $436,095,128)	409,402,580
		TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $7,022,437,839)	6,811,476,096
		OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(33,277,403)
		TOTAL NET ASSETS—100%	$6,778,198,693
At June 30, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Short Futures:
[6]United States Treasury Notes 2-Year Short Futures	4,250	$892,566,411	September 2022	$4,871,291
[6]United States Treasury Notes 5-Year Short Futures	1,000	$112,250,000	September 2022	$(361,575)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$4,509,716
The average notional value of short futures contracts held by the Fund throughout the period was $981,322,697. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average value at settlement date receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $274,467. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2022, were as follows:
Affiliates	Value as of 9/30/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 6/30/2022	Shares Held as of 6/30/2022	Dividend Income
Bank Loan Core Fund	$285,749,679	$123,389,953	$(123,050,000)	$(28,900,635)	$(2,107,327)	$255,081,670	28,953,652	$12,889,954
Federated Hermes Conservative Microshort Fund	$50,000,000	$—	$—	$(349,650)	$—	$49,650,350	4,995,005	$229,089
Federated Hermes Government Obligations Fund, Premier Shares*	$12,188,530	$48,079,770	$(58,628,215)	N/A	N/A	$1,640,085	1,640,085	$2,491
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$811,254,944	$2,020,354,211	$(2,728,376,570)	$144,276	$(346,386)	$103,030,475	103,092,330	$249,970
High Yield Bond Core Fund	$109,929,673	$993,524	$(109,721,905)	$(3,964,557)	$2,763,265	$—	—	$1,125,495
TOTAL OF AFFILIATED TRANSACTIONS	$1,269,122,826	$2,192,817,458	$(3,019,776,690)	$(33,070,566)	$309,552	$409,402,580	138,681,072	$14,496,999

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of June 30, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$1,618,504	$1,640,085

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$3,105,751,993	$0	$3,105,751,993
Corporate Bonds	—	2,690,642,786	—	2,690,642,786
Collateralized Mortgage Obligations	—	461,436,717	—	461,436,717
Commercial Mortgage-Backed Securities	—	107,433,929	—	107,433,929
Non-Agency Mortgage-Backed Securities	—	35,551,411	—	35,551,411
Adjustable Rate Mortgages	—	893,871	—	893,871
Mortgage-Backed Security	—	362,809	—	362,809
Investment Companies	409,402,580	—	—	409,402,580
TOTAL SECURITIES	$409,402,580	$6,402,073,516	$0	$6,811,476,096
Other Financial Instruments:[1]
Assets	$4,871,291	$—	$—	$4,871,291
Liabilities	(361,575)	—	—	(361,575)
TOTAL OTHER FINANCIAL INSTRUMENTS	$4,509,716	$—	$—	$4,509,716

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate